RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from Related Parties) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Related Party Transaction [Line Items]
Total due from related parties	$ 26,775	$ 8,284
Blue River [Member]
Related Party Transaction [Line Items]
Total due from related parties		3,284
Advesa [Member]
Related Party Transaction [Line Items]
Total due from related parties	21,755
CRD [Member]
Related Party Transaction [Line Items]
Total due from related parties	$ 5,000	$ 5,000	$ 5,000